Consolidated balance sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	€ 385,777	€ 312,437
Accounts receivable, net	81,971	83,016
Inventories, net	123,463	104,467
Income taxes receivable	2,868	1,226
Deferred tax assets	1,558	3,739
Other current assets	22,363	13,155
Total current assets	618,000	518,040
Debt issuance costs	1,236	276
Deferred tax assets	1,809	1,320
Goodwill, net	12,104	11,421
Other intangible assets, net	3,960	5,637
Evaluation tools at customers	17,767	13,332
Investments and associates	1,092,097	943,954
Property, plant and equipment, net	79,236	56,531
Assets held for sale	724	738
Total assets	1,826,933	1,551,249
Liabilities and shareholders’ equity
Accounts payable	61,053	44,837
Provision for warranty	9,910	7,966
Accrued expenses and other payables	47,993	38,561
Income taxes payable	15,952	10,087
Total current liabilities	134,908	101,451
Pension liabilities	1,825	2,514
Deferred tax liabilities	0	35
Total liabilities	136,733	104,000
Commitments and contingencies
Common shares:
Authorized 110,000,000 shares, par value €0.04, issued and outstanding 63,468,390 and 62,968,184 shares	2,553	2,539
Preferred shares:
Preferred shares	0	0
Capital in excess of par value	261,586	250,971
Treasury shares	(27,733)	0
Retained earnings	1,400,849	1,281,861
Accumulated other comprehensive loss	52,945	(88,122)
Total shareholders’ equity	1,690,200	1,447,249
Total liabilities and shareholders’ equity	1,826,933	1,551,249
Financing Preferred Shares [Member]
Preferred shares:
Preferred shares	€ 0	€ 0